PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Property and equipment
	June 30, 2017	December 31, 2016	Depreciable Lives
	(Unaudited)
Land	$300,000	$300,000
Buildings and Improvements	1,650,000	1,650,000	31.5 years
Machinery and Equipment	13,428,000	13,340,000	5 - 8 years
Capital Lease Machinery and Equipment	6,265,000	6,265,000	3 - 5 years
Tools and Instruments	7,700,000	7,520,000	1.5 - 7 years
Automotive Equipment	195,000	195,000	5 years
Furniture and Fixtures	438,000	438,000	5 - 8 years
Leasehold Improvements	997,000	966,000	Term of Lease
Computers and Software	519,000	519,000	4 - 6 years
Total Property and Equipment	31,492,000	31,193,000
Less: Accumulated Depreciation	(20,380,000)	(18,974,000)
Property and Equipment, net	$11,112,000	$12,219,000